Equity-based Arrangements	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Equity-based Arrangements

Note 18 – Equity-based Arrangements

The Company has granted various equity-based awards to its employees and board members as described below. The Company issues, authorized but unissued shares, for the settlement of equity-based awards.

2021 Equity Incentive Plan

In connection with the Business Combination, on August 18, 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”) on August 18, 2021, which became effective immediately upon the Closing. The 2021 Plan provides the Company with flexibility to use various equity-based incentive awards as compensation tools to motivate and retain the Company’s workforce. The Company initially reserved 5,283,216 shares of Class A common stock for the issuance of awards under the 2021 Equity Plan. The number of shares of Class A common stock available for issuance under the 2021 Plan automatically increases on the first day of each calendar year, beginning January 1, 2022 and ending on and including January 1, 2031, in an amount equal to 5% of the total number of shares of Class A common stock outstanding on December 31 of the preceding year; provided that the Board may act prior to January 1 of a given year to provide that the increase of such year will be a lesser amount of shares of Class A common stock. No awards have been issued under the 2021 Plan during the year ended December 31, 2021.

Employee Stock Purchase Plan

In connection with the Business Combination, on August 18, 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”) for the issuance of up to a total of 1,056,643 shares of Class A common stock. The number of shares reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2022 through January 1, 2031, by the lesser of (i) 1% of the total number of shares of our capital stock outstanding on December 31 of the preceding calendar year, and (ii) the number of shares equal to 200% of the initial share reserve, unless a smaller number of shares may be determined by the Board. The purchase price of Class A Common Stock will be 85% of the lesser of the fair market value of Class A Common Stock on the first trading date or on the date of purchase. No purchases have been made under the ESPP during the year ended December 31, 2021.

2020 Equity Plan

On August 4, 2020, the Company adopted the 2020 Equity Plan with the intent to encourage and retain certain of the Company’s senior employees, as well as board members. Pursuant to the 2020 Equity Plan, senior employees may receive up to 7,465 of Class A restricted stock units (RSUs) subject to time-based vesting and the occurrence of a liquidity event while board members may receive up to 300 Class A RSUs subject to time-based vesting. The awards were granted on August 4, 2020 and generally vest ratably over a three-year service period on each successive August 4th. The grant date fair value for the RSUs under the 2020 Equity Plan was approximately $5.8 million.

On May 9, 2021, the Company announced the acceleration of 1,372 performance-based RSUs that the Board previously granted which covered shares of the Company’s Class A common stock pursuant to the Company’s 2020 Equity Plan. The liquidity requirement of the accelerated of RSU’s was removed per the Board approval on August 19, 2021. The acceleration of RSUs became effective immediately prior to the Business Combination. During the year ended December 31, 2021, the Company recognized $1.0 million of equity-based compensation expense related to acceleration of RSUs pursuant to the 2020 Equity Plan.

On May 9, 2021 and August 16, 2021, the Company entered into RSU cancellation agreements with existing shareholders, cancelling a total of 4,921 RSUs. The RSU cancellation agreements were effective immediately prior to the Business Combination. Additionally, the remaining 1,472 RSUs were forfeited.

Additionally, during the year ended December 31, 2021, the Company granted additional fully vested stock awards covering shares of Class A common stock pursuant to the 2020 Equity Incentive Plan. The compensation expense related to this award recognized during the year ended December 31, 2021 was $5.5 million.

Expense during the year ended December 31, 2020 related to board members’ RSUs pursuant to the 2020 Equity Incentive Plan was $0.2 million.

AgileThought, LLC PIP

In connection with the AgileThought, LLC acquisition in July 2019, the Company offered a performance incentive plan (“AT PIP”) to key AgileThought, LLC employees. Pursuant to the AT PIP, participants may receive up to an aggregate of 3,150 Class A shares based on the achievement of certain EBITDA -based performance metrics during each of the fiscal years as follows: up to 1,050 shares for 2020, up to 1,050 shares for 2021, and up to 1,050 shares for 2022. The EBITDA-based performance metrics were not met in 2021 or 2020 and the related awards were cancelled. The remaining awards were cancelled in 2021.

Participants do not begin to vest in the performance share units (“PSUs”) granted under the AT PIP until January 1, 2020. In order to qualify for payment, the Participant: (a) has to be actively employed by the Company or one of its affiliates, and (b) has to not have breached any of his or her noncompetition covenants in the definitive documents. During the year ended December 31, 2021, the Company did not recognize any equity-based compensation expense related to this plan as performance metrics for 2022 were not probable of being achieved. The grant date fair value for the PSUs under the AT PIP was approximately $1.2 million.

4th Source Performance Incentive Plan

On November 15, 2018, the Company acquired 4th Source and offered shares to key 4th Source employees under a Performance Incentive Plan (“the 4th Source PIP”).

Pursuant to the 4th Source PIP, participants may receive up to an aggregate of 8,394 shares based on the achievement of certain EBITDA-based performance metrics during each of the fiscal years as follows: up to 3,222 shares for 2018, up to 4,528 shares for 2019, and up to 644 shares for 2020. The EBITDA-based performance metric was not met in 2020 and the related PSUs were cancelled.

The grant date fair value for the PSUs was approximately $2.9 million. The Company estimated the fair value of the awards that are subject to service-based vesting requirements and performance vesting requirements, based upon our common shares’ fair value, as of the grant dates.

AgileThought Inc. Management Performance Share Plan

In 2018, the Company adopted the Management Performance Share Plan, which provides for the issuance of PSUs. These awards representing an aggregate of 1,232 Class A shares vest upon the occurrence of a liquidity event, attainment of certain performance metrics and service-based vesting criteria. On May 9, 2021 and August 16, 2021, the Company entered into RSU cancellation agreements with existing shareholders, cancelling a total of 1,232 RSUs pursuant to the 2018 AN Management Compensation Plan. The RSU cancellation agreements were effective immediately prior to the Business Combination.

2017 AN Management Stock Compensation Plan

On May 9, 2021 and August 16, 2021, the Company entered into RSU cancellation agreements with existing shareholders, cancelling a total of 1,880 RSUs pursuant to the 2017 AN Management Compensation Plan. The RSU cancellation agreements were effective immediately prior to the Business Combination.

The following table summarizes all of our equity-based awards activity for the plans described above:

	Number of Awards	Weighted Average Grant Date Fair Value
Awards outstanding as of December 31, 2020	20,127	$577.18
Awards granted	—	$—
Awards forfeited / cancelled	(18,755)	$558.20
Awards vested	(1,372)	$745.92
Awards outstanding as of December 31, 2021	—	$—

Awards vested as of December 31, 2021	1,372	$745.92
Awards expected to vest as of December 31, 2021	—	$—

As of December 31, 2021, the Company had no unrecognized stock-based compensation expense.